Convertible Notes and Accrued Interest Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Notes Payable
	June 30, 2020	December 31, 2019

Note payable bearing interest at 8%	$25,000	$25,000
Accrued interest thereon	30,797	29,797
	55,797	54,797

Note payable bearing interest at 5%
(Debt is Canadian $30,000)	22,059	23,077
Accrued interest thereon	14,613	14,712
	36,673	37,789

Note payable bearing interest at 12%	25,000	25,000
Accrued interest thereon	18,186	16,690
	43,186	41,690

Note payable due June 23, 2021	12,500	-
Accrued interest there on	31	-
	12,531	-

Note payable Dec 26, 2020	5,000	-
Accrued interest thereon	7	-
	5,007	-

Total debt and interest payable	$153,194	$134,276

The Company has three notes payable. Each note is unsecured and payable on demand.

	December 31, 2019	December 31, 2018

Note payable bearing interest at 8%	$25,000	$25,000
Accrued interest there on	29,797	27,797
	54,797	52,797

	December 31, 2019	December 31, 2018

Note payable bearing interest at 5%
(Debt is Canadian $30,000)	23,077	22,059
Accrued interest there on	14,712	12,960
	37,789	35,019

	December 31, 2019	December 31, 2018
Note payable bearing interest at 12%	25,000	25,000
Accrued interest there on	16,690	13,682
	41,690	38,682

Total debt and interest payable	$134,276	$126,498